EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Total outstanding shares (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Total shares outstanding	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	15,122,739,992	15,131,197,752
Preference shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	7,158,277,167	7,149,819,407